Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	237,182,140.63	16,287
Yield Supplement Overcollateralization Amount 11/30/24	4,279,173.77	0
Receivables Balance 11/30/24	241,461,314.40	16,287
Principal Payments	11,415,026.06	274
Defaulted Receivables	306,403.82	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	3,934,535.75	0
Pool Balance at 12/31/24	225,805,348.77	15,998

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.83%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	6,741,670.80	334
Past Due 61-90 days	1,911,213.55	92
Past Due 91-120 days	313,347.75	17
Past Due 121+ days	0.00	0
Total	8,966,232.10	443

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	176,158.64
Aggregate Net Losses/(Gains) - December 2024	130,245.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.75%
Second Prior Net Losses/(Gains) Ratio	1.01%
Third Prior Net Losses/(Gains) Ratio	-0.04%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.45%
Weighted Average Contract Rate, Yield Adjusted	5.90%
Weighted Average Remaining Term	31.75

Flow of Funds	$ Amount
Collections	12,499,023.37
Investment Earnings on Cash Accounts	10,135.31
Servicing Fee	(201,217.76)
Transfer to Collection Account	-
Available Funds	12,307,940.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	279,684.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,732,593.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	569,607.41

Total Distributions of Available Funds	12,307,940.92

Servicing Fee	201,217.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	232,537,942.70
Principal Paid	11,376,791.86
Note Balance @ 01/15/25	221,161,150.84

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-3
Note Balance @ 12/16/24	111,587,942.70
Principal Paid	11,376,791.86
Note Balance @ 01/15/25	100,211,150.84
Note Factor @ 01/15/25	32.7723039%

Class A-4
Note Balance @ 12/16/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	79,150,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	27,870,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	13,930,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	361,541.65
Total Principal Paid	11,376,791.86
Total Paid	11,738,333.51

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	154,363.32
Principal Paid	11,376,791.86
Total Paid to A-3 Holders	11,531,155.18

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3902188
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2791895
Total Distribution Amount	12.6694083

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5048182
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.2058076
Total A-3 Distribution Amount	37.7106258

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	591.78
Noteholders' Principal Distributable Amount	408.22

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	2,322,098.97
Investment Earnings	8,648.31
Investment Earnings Paid	(8,648.31)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,001,431.10	$2,114,205.71	$4,468,520.42
Number of Extensions	106	106	220
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.84%	1.68%